Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Consolidation
3.1.1 Subsidiaries
Subsidiaries are companies that are controlled by the Group. The Group controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Also, the existence and effects of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Group controls the investee. Subsidiaries are fully consolidated from the date when control is transferred to the Group and de-consolidated
from the date when control is lost.
If a subsidiary uses accounting policies other than those adopted in the consolidated financial statements for like transactions and events in similar circumstances, appropriate adjustments are made to that subsidiary’s financial statements in preparing the consolidated financial statements to ensure conformity with the Group’s accounting policies.
Profit or loss and each component of other comprehensive income are attributed to the owners of the parent and to the non-controlling
interests, if any. Total comprehensive income is attributed to the owners of the parent and to the non-controlling
interests even if this results in the
non-controlling
interests having a deficit balance.
Transactions with
non-controlling
interests that do not result in loss of control are accounted for as equity transactions (i.e., transactions with owners in their capacity as owners). The difference between fair value of any consideration paid and carrying amount of the subsidiary’s net assets attributable to the additional interests acquired, is recorded in equity. Gains or losses on disposals to non-controlling
interests are also recorded in equity.
When the Group loses control, any investment retained in the former subsidiary is recognized at its fair value at the date when control is lost, with the resulting difference recognized in profit or loss. This fair value will be the fair value on initial recognition of a financial asset in accordance with IFRS No.09 or, when appropriate, the cost on initial recognition of an investment in an associate or joint venture. In addition, all amounts previously recognized in other comprehensive income in relation to that subsidiary are accounted for on the same basis as would be required if the Group had directly disposed of the related assets or liabilities. Therefore, amounts previously recognized in other comprehensive income are reclassified to profit or loss.
The Group accounts for each business combination by applying the acquisition method. The consideration transferred is measured at fair value, and identifiable assets acquired, and liabilities and contingent liabilities assumed in a business combination are initially measured at acquisition-date fair values. For each business combination, the Group measures non-controlling
interests in the acquiree that entitle their holders to a proportionate share of the acquiree’s net assets in the event of liquidation at either (a) fair value or (b) the proportionate share in the recognized amounts of the acquiree’s identifiable net assets. Acquisition-related costs are expensed in the periods in which the costs are incurred.
In a business combination achieved in stages, the Group shall remeasure its previously held equity interest in the acquiree at its acquisition-date fair value and recognize the resulting gain or loss, if any, in profit or loss or other comprehensive income, as appropriate. In prior reporting periods, the Group may have recognized changes in the value of its equity interest in the acquiree in other comprehensive income. If so, the amount that was recognized in other comprehensive income shall be reclassified as profit or loss, or retained earnings, on the same basis as would be required if the Group had directly disposed of the previously held equity interest.
The Group applies the book-value method to account for business combinations of entities under common control. Identifiable assets acquired and liabilities assumed in a business combination are measured at their book value on the consolidated financial statements of the Group. In addition, the difference between (a) the sum of consolidated net book value of the assets and liabilities transferred and accumulated other comprehensive income and (b) the consideration paid, is recognized as capital surplus.
3.1.2 Associates and joint ventures
Associates are entities over which the Group has significant influence over the financial and operating policy decisions. Generally, if the Group holds 20% or more of the voting power of the investee, it is presumed that the Group has significant influence.
Joint ventures are investments in which the Group has joint control over economic activities pursuant to contractual arrangement. Decisions about strategic financial and operating policies require unanimous consent of the parties sharing control.
Investments in associates and joint ventures are initially recognized at cost and equity method is applied after initial recognition. The carrying amount is increased or decreased to recognize the Group’s share of the profit or loss of the investee and changes in the investee’s equity after the date of acquisition. Distributions received from an investee reduce the carrying amount of the investment. Unrealized gains and losses resulting from transactions between the Group and associates are eliminated to the extent of the Group’s share in associates. If unrealized losses are an indication of an impairment that requires recognition in the consolidated financial statements, those losses are recognized for the period.
If associates or joint ventures use accounting policies other than those of the Group for like transactions and events in similar circumstances, if necessary, adjustments shall be made to make the associates or joint ventures’

accounting policies conform to those of the Group when the associates or joint ventures’ financial statements are used by the Group in applying the equity method.
If the Group’s share of losses of associates and joint ventures equals or exceeds its interest in the associates (including long-term interests that, in substance, form part of the Group’s net investment in the associates), the Group discontinues recognizing its share of further losses. After the Group’s interest is reduced to zero, additional losses are provided for, and a liability is recognized, only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the investee.
The Group determines at each reporting period whether there is any objective evidence that the investments in the associates are impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the associates and its carrying amount and recognizes the amount as non-operating
expenses in the consolidated statement of comprehensive income.
3.1.3 Structured entity
A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. When the Group decides whether it has power over the structured entities in which the Group has interests, it considers factors such as the purpose, the form, the substantive ability to direct the relevant activities of a structured entity, the nature of its relationship with a structured entity, and the amount of exposure to variable returns.
3.1.4 Funds management
The Group manages and operates trust assets, collective investment, and other funds on behalf of investors. These trusts and funds are not consolidated, except for trusts and funds over which the Group has control.
3.1.5 Intragroup transactions
Intragroup balances, income, expenses, and any unrealized gains and losses resulting from intragroup transactions are eliminated in full, in preparing the consolidated financial statements. If unrealized losses are an indication of an impairment that requires recognition in the consolidated financial statements, those losses are recognized for the period.

Foreign Currency
3.2 Foreign Currency
3.2.1 Foreign currency transactions
A foreign currency transaction is recorded, at initial recognition in the functional currency, by applying to the foreign currency amount the spot exchange rate between the functional currency and the foreign currency at the date of the transaction. At the end of each reporting period, foreign currency monetary items are translated using the closing rate which is the spot exchange rate at the end of the reporting period.
Non-monetary
items that are measured at fair value in a foreign currency are translated using the exchange rate at the date when the fair value was measured and non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.
Except for the exchange differences for the net investment in a foreign operation and the financial liability designated as a hedging instrument of net investment, exchange differences arising on the settlement of monetary items or on translating monetary items are recognized in profit or loss. When a gain or loss on a non-monetary
item is recognized in other comprehensive income, any exchange component of that gain or loss is recognized in other comprehensive income, conversely, when a gain or loss on a non-monetary
item is recognized in profit or loss, any exchange component of that gain or loss is recognized in profit or loss.

3.2.2 Foreign operations
The results and financial position of a foreign operation, whose functional currency differs from the Group’s presentation currency, are translated into the Group’s presentation currency based on the following procedures.
If the functional currency of a foreign operation is not the currency of a hyperinflationary economy, assets and liabilities for each statement of financial position presented (including comparatives) are translated at the closing rate at the end of the reporting period, income and expenses for each statement of comprehensive income presented (including comparatives) are translated using the average exchange rates for the period. All resulting exchange differences are recognized in other comprehensive income.
Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition of that foreign operation are treated as assets and liabilities of the foreign operation. Thus, they are expressed in the functional currency of the foreign operation and are translated into the presentation currency at the closing rate.
On the disposal of a foreign operation, the cumulative amount of the exchange differences relating to that foreign operation, recognized in other comprehensive income and accumulated in the separate component of equity, is reclassified from equity to profit or loss (as a reclassification adjustment) when the gain or loss on disposal is recognized. On the partial disposal of a subsidiary that includes a foreign operation, the Group re-attributes
the proportionate share of the cumulative amount of the exchange differences recognized in other comprehensive income to the non-controlling
interests in that foreign operation. In any other partial disposal of a foreign operation, the Group reclassifies to profit or loss only the proportionate share of the cumulative amount of the exchange differences recognized in other comprehensive income.
3.2.3 Translation of the net investment in a foreign operation
A monetary item that is receivable from or payable to a foreign operation, for which settlement is neither planned nor likely to occur in the foreseeable future is, in substance, a part of the Group’s net investment in that foreign operation, then foreign currency difference arising from that monetary item is recognized in the other comprehensive income and shall be reclassified to profit or loss on disposal of the net investment.

Recognition and Measurement of Financial Instruments
3.3 Recognition and Measurement of Financial Instruments
3.3.1 Initial recognition
The Group recognizes a financial asset or a financial liability in its consolidated statement of financial position when the Group becomes party to the contractual provisions of the instrument. A regular way purchase or sale of financial assets (a purchase or sale of a financial asset under a contract whose terms require delivery of the asset within the time frame established generally by regulation or convention in the marketplace concerned) is recognized and derecognized using trade date accounting.
For financial reporting purpose, the Group classifies (a) financial assets as financial assets at fair value through profit or loss, financial assets at fair value through other comprehensive income, or financial assets at amortized cost and (b) financial liabilities as financial liabilities at fair value through profit or loss, or other financial liabilities. These classifications are based on the business model for managing financial instruments and the contractual cash flow characteristics of the financial instrument at initial recognition.
At initial recognition, a financial asset or financial liability is measured at its fair value plus or minus, in the case of a financial asset or financial liability not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issue of the financial asset or financial liability. The fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value of a financial instrument on initial recognition is normally the transaction price (that is, the fair value of the consideration given or received) in an arm’s length transaction.

3.3.2 Subsequent measurement
After initial recognition, financial instruments are measured at amortized cost or fair value based on classification at initial recognition.
3.3.2.1 Amortized cost
The amortized cost of a financial asset or financial liability is the amount at which the financial asset or financial liability is measured at initial recognition minus the principal repayments, plus or minus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount and, for financial assets, adjusted for any loss allowance.
3.3.2.2 Fair value
The Group uses quoted price in an active market which is based on listed market price or dealer price quotations of financial instruments traded in an active market as best estimate of fair value. A financial instrument is regarded as quoted in an active market if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis.
If there is no active market for a financial instrument, fair value is determined either by using a valuation technique or independent third-party valuation service. Valuation techniques include using recent arm’s length market transactions between knowledgeable and willing parties, if available, referencing the current fair value of another instrument that is substantially the same, discounted cash flow analysis, and option pricing models.
The Group uses valuation models that are commonly used by market participants and customized for the Group to determine fair values of common over-the-counter
(“OTC”) derivatives such as options, interest rate swaps, and currency swaps which are based on the inputs observable in markets. However, for some complex financial instruments that require fair value measurement by valuation techniques based on certain assumptions because some or all inputs used in the model are not observable in the market, the Group uses internal valuation models developed from general valuation models or valuation results from independent external valuation institutions.
In addition, the fair value information recognized in the consolidated statement of financial position is classified into the following fair value hierarchy, reflecting the significance of the input variables used in the fair value measurement.

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group can access at the measurement date

Level 2:	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly

Level 3:	Unobservable inputs for the asset or liability
The fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. For this purpose, the significance of an input is assessed against the fair value measurement in its entirety.
If a fair value measurement uses observable inputs that require significant adjustment using unobservable inputs, that measurement is a Level 3 measurement.
If the valuation technique does not reflect all factors which market participants would consider in pricing the asset or liability, the fair value is adjusted to reflect those factors. Those factors include counterparty credit risk, bid-ask
spread, liquidity risk, and others.

The Group uses valuation technique which maximizes the use of market inputs and minimizes the use of entity-specific inputs. It incorporates all factors that market participants would consider in pricing the asset or liability and is consistent with economic methodologies applied for pricing financial instruments. Periodically, the Group calibrates the valuation technique and tests its validity using prices of observable current market transactions of the same instrument or based on other relevant observable market data.
3.3.3 Derecognition
Derecognition is the removal of a previously recognized financial asset or financial liability from the consolidated statement of financial position. The derecognition criteria for financial assets and financial liabilities are as follows:
3.3.3.1 Derecognition of financial assets
A financial asset is derecognized when the contractual rights to the cash flows from the financial assets expire or the Group transfers substantially all the risks and rewards of ownership of the financial asset, or the Group neither transfers nor retains substantially all the risks and rewards of ownership of the financial asset and the Group has not retained control. Therefore, if the Group does not transfer substantially all the risks and rewards of ownership of the financial asset, the Group continues to recognize the financial asset to the extent of its continuing involvement in the financial asset.
If the Group transfers the contractual rights to receive the cash flows of the financial asset but retains substantially all the risks and rewards of ownership of the financial asset, the Group continues to recognize the transferred asset in its entirety and recognize a financial liability for the consideration received.
The Group writes off a financial asset when the Group has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof. In general, the Group considers write-off
when it is determined that the debtor does not have sufficient funds or income to cover the principal and interest. The write-off
decision is made in accordance with internal regulations. After the write-off,
the Group can continue to collect the
written-off
loans according to the internal policy. Recovered amounts from financial assets previously written-off
are recognized in profit or loss.
3.3.3.2 Derecognition of financial liabilities
A financial liability is derecognized from the consolidated statement of financial position when it is extinguished (i.e., the obligation specified in the contract is discharged, canceled or expires).
3.3.4 Offsetting
A financial asset and a financial liability are offset, and the net amount is presented in the consolidated statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the recognized amounts and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously. The legally enforceable right must not be contingent on a future event and must be legally enforceable in the normal course of business, the event of default, and the event of insolvency or bankruptcy of the Group and all of the counterparties.

Cash and Due from Financial Institutions
3.4 Cash and Due from Financial Institutions
Cash and due from financial institutions include cash on hand, foreign currency, and short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and due from financial institutions. Cash and due from financial institutions are measured at amortized cost.

Non-derivative Financial Assets
3.5
Non-derivative
Financial Assets
3.5.1 Financial assets at fair value through profit or loss
Financial assets are classified as financial assets at fair value through profit or loss unless they are classified as financial assets at amortized cost or at fair value through other comprehensive income.
The Group may designate certain financial assets upon initial recognition as at fair value through profit or loss when the designation eliminates or significantly reduces a measurement or recognition inconsistency (sometimes referred to as an ‘accounting mismatch’) that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases.
After initial recognition, a financial asset at fair value through profit or loss is measured at fair value and gains or losses arising from a change in fair value are recognized in profit or loss. Interest income using the effective interest method and dividend income from financial assets at fair value through profit or loss are also recognized in profit or loss.
3.5.2 Financial assets at fair value through other comprehensive income
The Group classifies below financial assets as financial assets at fair value through other comprehensive income:

•
Debt instruments that are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and where the assets’ cash flows represent solely payments of principal and interest on the principal amount outstanding and;

•	Equity instruments that are not held for short-term trading but held for strategic investment, and designated as financial assets at fair value through other comprehensive income
After initial recognition, a financial asset at fair value through other comprehensive income is measured at fair value. Gains or losses arising from a change in fair value, other than dividend income, interest income calculated using the effective interest method and exchange differences arising on monetary items which are recognized directly in profit or loss, are recognized in other comprehensive income in equity.
When the financial assets at fair value through other comprehensive income is disposed of, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss. However, cumulative gain or loss of equity instruments designated at fair value through other comprehensive income is reclassified to retained earnings not to profit or loss at disposal.
A financial asset at fair value through other comprehensive income denominated in foreign currency is translated at the closing rate. Exchange differences resulting from changes in amortized cost are recognized in profit or loss, and other changes are recognized in equity.
3.5.3 Financial assets at amortized cost
A financial asset, which is held within the business model whose objective is achieved by collecting contractual cash flows, and where the assets’ cash flows represent solely payments of principal and interest on the principal amount outstanding, is classified as a financial asset at amortized cost. After initial recognition, a financial asset at amortized cost is measured at amortized cost using the effective interest method and interest income is calculated using the effective interest method.

Expected Credit Losses of Financial Assets (Debt Instruments)
3.6 Expected Credit Losses of Financial Assets (Debt Instruments)
The Group recognizes loss allowances for expected credit losses at the end of the reporting period for financial assets at amortized cost and fair value through other comprehensive income except for financial assets at fair value through profit or loss.

Expected credit losses are estimated at present value of probability-weighted amount that is determined by evaluating a range of possible outcomes. The Group measures expected credit losses by reflecting all reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions, and forecasts of future economic conditions.
The approaches of measuring expected credit losses in accordance with IFRS are as follows:

•	General approach: for financial assets and unused loan commitments not subject to the below 2 approaches

•	Simplified approach: for trade receivables, contract assets, and lease receivables

•	Credit-impaired approach: for financial assets that are credit-impaired at the time of acquisition
Application of general approach is differentiated depending on whether credit risk has increased significantly after initial recognition. If the credit risk on a financial instrument has not increased significantly since initial recognition, the Group measures loss allowances for that financial instrument at an amount equal to
12-month
expected credit losses, whereas if the credit risk on a financial instrument has increased significantly since initial recognition, the Group measures loss allowances for a financial instrument at an amount equal to the lifetime expected credit losses. Lifetime is the period until the contractual maturity date of financial instruments and means the expected life.
The Group assesses whether the credit risk has increased significantly using the following criteria, and if one or more of the following criteria are met, it is deemed as significant increase in credit risk. Criterion of more than 30 days past due is applied to all subsidiaries, and other criteria are applied selectively considering specific indicators of each subsidiary or additionally considering specific indicators of each subsidiary. If the contractual cash flows of a financial asset have been renegotiated or modified, the Group assesses whether the credit risk has increased significantly using the same following criteria.

•	More than 30 days past due

•	Decline in credit rating at the end of the reporting period by certain notches or more compared to the time of initial recognition

•	Subsequent managing ratings below certain level in the early warning system

•	Debt restructuring (except for impaired financial assets) and
Credit delinquency information of Korea Credit Information Services, etc.
Under simplified approach, the Group always measures loss allowances at an amount equal to lifetime expected credit losses. Under credit-impaired approach, the Group only recognizes the cumulative changes in lifetime expected credit losses since initial recognition as loss allowances at the end of the reporting period. In assessing credit impairment, the Group uses definition of default as in the new Basel Accord which rules calculation of Capital Adequacy Ratio.
The Group generally considers the loan to be credit-impaired if one or more of the following criteria are met:

•	90 days or more past due

•	Legal proceedings related to collection

•	A borrower registered on the credit management list of Korea Federation of Banks

•	A corporate borrower with the credit rating C and D

•	Refinancing and

•	Debt restructuring, etc.

3.6.1 Forward-looking information
The Group uses forward-looking information, when determining whether credit risk has increased significantly and measuring expected credit losses.
The

Group assumes that the risk components have a constant correlation with the economic cycle and uses statistical methodologies to estimate the relation between key macroeconomic variables and risk components for the expected credit losses. The Group has derived a correlation between the time series data of
15
years or more and the key macroeconomic variables and calculates the expected credit losses by reflecting the results of the correlation on the risk component.
The correlation between the major macroeconomic variables and the credit risk are as follows:

Key macroeconomic variables	Correlation between the major macroeconomic variables and the credit risk
Benchmark interest rate	( + )
AA- rated corporate bond (3-year)	( + )
BBB- rated corporate bond (3-year)	( + )
Composite stock index	( - )
Rate of increase in housing transaction price index (Whole Country)	( - )
Rate of increase in housing transaction price index (Metropolitan Area)	( - )
WTI crude oil price	( + )
Growth rate of private consumption	( - )
Rate of increase or decrease in facilities investments	( - )
Rate of increase or decrease in construction investments	( - )
Unemployment rate	( + )
Household loan growth rate	( - )
CD distribution yield	( + )
Forward-looking information used in the calculation of expected credit losses is based on the macroeconomic forecasts utilized by management of the Group for its business plan considering reliable external agency’s forecasts and others. The forward-looking information is generated by KB Research with a comprehensive approach to capture the possibility of various economic forecast scenarios that are derived from the internal and external viewpoints of the macroeconomic situation. The Group determines the macroeconomic variables to be used in forecasting future conditions of the economy, considering the direction of the forecast scenario based on GDP growth and the significant relationship between macroeconomic variables and time series data. Some macroeconomic variables used are different than those used in the previous year.
As of December 31, 2025, the Group measures expected credit losses by applying a probability-weighted approach incorporating multiple macroeconomic scenarios, including optimistic, baseline, adverse, and crisis scenarios, taking into account potential credit risks arising from the uncertain domestic and global financial environment and the sharp economic downturn.
3.6.2 Measuring expected credit losses on financial assets at amortized cost
The expected credit losses of financial assets at amortized cost are measured as present value of the difference between the contractual cash flows to be received and the cash flows expected to be received. The Group estimates expected future cash flows for financial assets that are individually significant. The Group selects the individually significant financial assets by comprehensively considering quantitative and qualitative factors (such as debt restructuring or negative net assets, etc.) among financial assets with the credit risk has increased significantly or credit-impaired (individual assessment of impairment).
For financial assets that are not individually significant, the Group collectively estimates expected credit losses by grouping loans with a homogeneous credit risk profile (collective assessment of impairment).

3.6.2.1 Individual assessment of impairment
Individual assessment of impairment losses is performed using management’s best estimate on the present value of expected future cash flows. The Group uses all the available information including financial condition of the borrower such as operating cash flow and net realizable value of any collateral held.
3.6.2.2 Collective assessment of impairment
Collective assessment of impairment losses is performed by using a methodology based on historical loss experience and reflecting forward-looking information. Such a process incorporates factors such as type of collateral, type of product, type of borrower, credit rating, size of portfolio, and recovery period and applies Probability of Default (“PD”) on a group of assets and Loss Given Default (“LGD”) by type of recovery method. Also, the Group applies certain assumptions to model expected credit losses assessment and to determine input based on loss experience and forward-looking information. These models and assumptions are periodically reviewed to reduce the gap between loss estimate and actual loss experience.
The lifetime expected credit losses are measured by applying the PD to the carrying amount calculated by deducting the expected principal repayment amount from the carrying amount as of the reporting date and the LGD adjusted to reflect changes in the carrying amount.
3.6.3 Measuring expected credit losses on financial assets at fair value through other comprehensive income
The Group measures expected credit losses on financial assets at fair value through other comprehensive income in a manner that is consistent with the requirements that are applicable to financial assets at amortized cost. However, loss allowances are recognized in other comprehensive income. Upon disposal or repayment of financial assets at fair value through other comprehensive income, the amount of loss allowances is reclassified from other comprehensive income to profit or loss.

Derivative Financial Instruments
3.7 Derivative Financial Instruments
The Group enters into numerous derivative financial instrument contracts such as currency forwards, interest rate swaps, currency swaps, and others for trading purposes or to manage its interest rate risk, currency risk, and others. The Group’s derivative financial instruments business focuses on addressing the needs of the Group’s corporate clients to hedge their risk exposure and to hedge the Group’s risk exposure that results from such client contracts. These derivative financial instruments are presented as derivative financial instruments in the consolidated financial statements irrespective of transaction purpose and subsequent measurement requirement.
The Group designates certain derivative financial instruments as hedging instruments to hedge the risk of changes in fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge) and the risk of changes in cash flow (cash flow hedge). The Group designates certain derivative and non-derivative
financial instruments as hedging instruments to hedge the currency risk of the net investment in a foreign operation (hedge of net investment).
At the inception of the hedging relationship, there is formal designation and documentation of the hedging relationship and the Group’s risk management objective and strategy for undertaking the hedge. This documentation includes identification of the hedging instrument, the hedged item, the nature of the risk being hedged, the inception date of hedging relationship and how the Group will assess the hedging instrument’s effectiveness in offsetting the changes in the hedged item’s fair value or cash flows attributable to the hedged risk.
Derivative financial instruments are initially recognized at fair value. After initial recognition, derivative financial instruments are measured at fair value, and changes therein are accounted for as described below.

3.7.1 Derivative financial instruments held for trading
All derivative financial instruments held for trading are measured at fair value. Gains or losses arising from changes in fair value are recognized in profit or loss as part of net gains or losses on financial instruments at fair value through profit or loss.
3.7.2 Derivative financial instruments for fair value hedges
If derivative financial instruments are designated and qualify for fair value hedges, changes in fair value of the hedging instrument and changes in fair value of the hedged item attributable to the hedged risk are recognized in profit or loss as part of other operating income or expenses. If the hedged items are equity instruments for which the Group has elected to present changes in fair value in other comprehensive income, changes in fair value of the hedging instrument and changes in fair value of the hedged item attributable to the hedged risk are recognized in other comprehensive income.
Fair value hedge accounting is discontinued prospectively if the hedging instrument expires or is sold, terminated or exercised, or the hedging relationship ceases to meet the qualifying criteria. Once fair value hedge accounting is discontinued, the adjustment to the carrying amount of a hedged item is amortized to profit or loss by the maturity of the financial instrument using the effective interest method.
3.7.3 Derivative financial instruments for cash flow hedges
The effective portion of changes in fair value of derivative financial instruments that are designated and qualify for cash flow hedges is recognized in other comprehensive income, limited to the cumulative change in fair value (present value) of the hedged item (the present value of the cumulative change in the hedged expected future cash flows) from inception of the hedge. The ineffective portion is recognized in profit or loss as other operating income or expenses. The associated gains or losses that were previously recognized in other comprehensive income are reclassified from equity to profit or loss (other operating income or expenses) as a reclassification adjustment in the same period or periods during which the hedged forecast cash flows affect profit or loss. Cash flow hedge accounting is discontinued prospectively if the hedging instrument expires or is sold, terminated or exercised, or the hedging relationship ceases to meet the qualifying criteria. When the cash flow hedge accounting is discontinued, the cumulative gains or losses on the hedging instrument that have been recognized in other comprehensive income are reclassified to profit or loss over the period in which the forecast transaction occurs. If the forecast transaction is no longer expected to occur, the cumulative gains or losses that have been recognized in other comprehensive income are immediately reclassified to profit or loss.
3.7.4 Derivative and
non-derivative
financial instruments designated for net investments hedges
If derivative and
non-derivative
financial instruments are designated and qualify for the net investment hedge, the effective portion of changes in fair value of the hedging instrument is recognized in other comprehensive income and the ineffective portion is recognized in profit or loss as other operating income or expenses. The cumulative gains or losses on the hedging instrument relating to the effective portion of the hedge that have been accumulated in other comprehensive income will be reclassified from other comprehensive income to profit or loss as a reclassification adjustment on the disposal or partial disposal of the foreign operation.
3.7.5 Embedded derivatives
An embedded derivative is separated from the host contract and accounted for as a derivative if, and only if, (a) the economic characteristics and risks of the embedded derivative are not closely related to those of the host contract, (b) a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative and (c) the hybrid contract contains a host that is not a financial asset and is not designated as at fair value through profit or loss. Gains or losses arising from a change in fair value of an embedded derivative separated from the host contract are recognized in profit or loss as part of net gains or losses on financial instruments at fair value through profit or loss.
3.7.6 Day one gains or losses
If the Group uses a valuation technique that incorporates unobservable inputs for the fair value of the OTC derivatives at initial recognition, there may be a difference between the transaction price and the amount determined using that valuation technique. In these circumstances, the difference is not recognized in profit or loss but deferred and amortized using the straight-line method over the life of the financial instrument. If the fair value is subsequently determined using observable inputs, the remaining deferred amount is recognized in profit or loss as part of net gains or losses on financial instruments at fair value through profit or loss or other operating income or expenses.

Property and Equipment
3.8 Property and Equipment
3.8.1 Recognition and measurement
Property and equipment that recognition as an asset are measured at cost and subsequently carried at its cost less any accumulated depreciation and any accumulated impairment losses.
The cost of property and equipment includes any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.
Subsequent expenditures are capitalized only when they prolong the useful life or enhance values of the assets but the costs of the day-to-day
servicing of the assets such as repair and maintenance costs are recognized in profit or loss as incurred. When part of an item of property and equipment has a useful life different from that of the entire asset, it is recognized as a separate asset.
3.8.2 Depreciation
Land is not depreciated, whereas other property and equipment are depreciated using the method that reflects the pattern in which the asset’s future economic benefits are expected to be consumed by the Group. The depreciable amount of an asset is determined after deducting its residual value.
Each part of an item of property and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately.
The depreciation method and estimated useful life of property and equipment are as follows:

Property and equipment	Depreciation method	Estimated useful life
Buildings	Straight-line	20~40 years
Leasehold improvements	Declining-balance/ Straight-line	4~15 years
Equipment and vehicles	Declining-balance/ Straight-line	3~15 years
The residual value, the useful life, and the depreciation method applied to an asset are reviewed at each financial year-end
and, if expectations differ from previous estimates, the changes are accounted for as a change in an accounting estimate.

Investment Properties
3.9 Investment Properties
3.9.1 Recognition and measurement
Properties held to earn rentals or for capital appreciation or both are classified as investment properties. Investment properties are measured initially at their cost and subsequently the cost model is used.
3.9.2 Depreciation
Land is not depreciated, whereas other investment properties are depreciated using the method that reflects the pattern in which the asset’s future economic benefits are expected to be consumed by the Group. The depreciable amount of an asset is determined after deducting its residual value.
The depreciation method and estimated useful life of investment properties are as follows:

Investment properties	Depreciation method	Estimated useful life
Buildings	Straight-line	20~40 years
The residual value, the useful life, and the depreciation method applied to an asset are reviewed at each financial year-end
and, if expectations differ from previous estimates, the changes are accounted for as a change in an accounting estimate.
Intangible Assets
3.10 Intangible Assets
Intangible assets are measured initially at cost and subsequently carried at their cost less any accumulated amortization and any accumulated impairment losses.
Intangible assets, except for goodwill and membership rights, are amortized using the straight-line or declining-balance method with no residual value over their estimated useful life since the assets are available for use.

Intangible assets	Amortization method	Estimated useful life
Industrial property rights	Straight-line	3 ~ 19 years
Software	Straight-line	3 ~ 5 years
Others	Straight-line / Declining-balance	1 ~ 13 years
The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year-end.
Where an intangible asset is not being amortized because its useful life is indefinite, the Group carries out a review in each accounting period to confirm whether events and circumstances still support an indefinite useful life assessment. If they do not, the change in the useful life assessment from indefinite to finite is accounted for as a change in an accounting estimate.
3.10.1 Goodwill
3.10.1.1 Recognition and measurement
Goodwill related to business combinations before January 1, 2010, is stated at its carrying amount, which was recognized under the Group’s previous accounting policy, prior to the transition to IFRS.
Goodwill acquired from business combinations after January 1, 2010, is initially measured as the excess of the consideration transferred over the fair value of net identifiable assets acquired and liabilities assumed. If the fair value of net identifiable assets acquired and liabilities assumed exceeds the consideration transferred, the difference is recognized in profit or loss.

For each business combination, the Group decides at the acquisition date whether the non-controlling
interests in the acquiree are initially measured at fair value or at the non-controlling
interests’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets.
Acquisition-related costs incurred to effect a business combination are charged to expenses in the periods in which the costs are incurred and the services are received, except for the costs to issue debt or equity securities.
3.10.1.2 Additional acquisitions of
non-controlling
interests
Additional acquisitions of
non-controlling
interests are accounted for as equity transactions. Therefore, no additional goodwill is recognized.
3.10.1.3 Subsequent measurement
Goodwill is not amortized and is stated at cost less accumulated impairment losses. However, goodwill that forms part of the carrying amount of an investment in associates is not separately recognized and an impairment loss recognized is not allocated to any asset, including goodwill, which forms part of the carrying amount of the investment in the associates.
3.10.2 Subsequent expenditures
Subsequent expenditures are capitalized only when they enhance values of the assets. Internally generated intangible assets, such as goodwill and trade name, are not recognized as assets but expensed as incurred.

Impairment of Non-financial Assets
3.11 Impairment of
Non-financial
Assets
The Group assesses at the end of each reporting period whether there is any indication that a non-financial
asset, except for (a) deferred income tax assets, (b) assets arising from employee benefits and
(c) non-current
assets (or group of assets to be sold) classified as held for sale, may be impaired. If any such indication exists, the Group estimates the recoverable amount of the asset. However, irrespective of whether there is any indication of impairment, the Group tests (a) goodwill acquired in a business combination, (b) intangible assets with an indefinite useful life and (c) intangible assets not yet available for use for impairment annually by comparing their carrying amount with their recoverable amount.
The recoverable amount is estimated for the individual asset. If it is not possible to estimate the recoverable amount of the individual asset, the Group determines the recoverable amount of the cash-generating unit to which the asset belongs. A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The recoverable amount of an asset is the higher of its fair value less costs of disposal and its value in use. Value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit that are discounted by a pre-tax
rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the future cash flow estimates have not been adjusted.
If the recoverable amount of an asset is less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. That reduction is an impairment loss and recognized immediately in profit or loss. For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash-generating units that is expected to benefit from the synergies of the combination. The impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the cash-generating unit and then to the other assets of the unit pro rata on the basis of the carrying amount of each asset in the unit.

An impairment loss recognized for goodwill is not reversed in a subsequent period. The Group assesses at the end of each reporting period whether there is any indication that an impairment loss recognized in prior periods for an asset, other than goodwill, may no longer exist or may have decreased, and an impairment loss recognized in prior periods for an asset other than goodwill shall be reversed if, and only if, there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. The increased carrying amount of an asset other than goodwill attributable to a reversal of an impairment loss cannot exceed the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognized for the asset in prior years.

Non-current Assets Held for Sale
3.12
Non-current
Assets Held for Sale
A
non-current
asset or disposal group is classified as held for sale if its carrying amount will be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the asset (or disposal group) must be available for immediate sale in its present condition and its sale must be highly probable. A non-current
asset (or disposal group) classified as held for sale is measured at the lower of (a) its carrying amount measured in accordance with the applicable IFRS, immediately before the initial classification of the asset (or disposal group) as held for sale and (b) fair value less costs to sell.
A
non-current
asset while it is classified as held for sale or while it is part of a disposal group classified as held for sale is not depreciated (or amortized).
Impairment loss is recognized for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. Gain is recognized for any subsequent increase in fair value less costs to sell of an asset, but not in excess of the cumulative impairment loss that has been recognized.

Financial Liabilities
3.13 Financial Liabilities
The Group classifies financial liabilities into financial liabilities at fair value through profit or loss or other financial liabilities in accordance with the substance of the contractual arrangement and the definitions of financial liabilities. The Group recognizes financial liabilities in the consolidated statement of financial position when the Group becomes a party to the contractual provisions of the financial liability.
3.13.1 Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include financial liabilities held for trading or designated as such at initial recognition. After initial recognition, financial liabilities at fair value through profit or loss are measured at fair value, and changes therein are recognized in profit or loss. At initial recognition, transaction costs that are directly attributable to the acquisition are recognized in profit or loss as incurred.
In relation to securities lending or borrowing transactions, when the Group borrows securities from the Korea Securities Depository and others, these transactions are managed as off-balance
sheet items. The borrowed securities are treated as financial liabilities at fair value through profit or loss when they are sold. Changes in fair value at the end of the reporting period and difference between carrying amount at redemption and purchased amount are recognized in profit or loss.
In addition, the change in fair value of the financial liability designated at fair value through profit or loss that is attributable to change in the credit risk of that liability, the Group presents this change in other comprehensive income, and does not recycle this to profit or loss in accordance with IFRS No.9. However, if this treatment creates or enlarges an accounting mismatch, the Group recognizes this change in profit or loss.

3.13.2 Other financial liabilities
Non-derivative
financial liabilities other than financial liabilities at fair value through profit or loss are classified as other financial liabilities. Other financial liabilities include deposits, borrowings, debentures, and others. At initial recognition, other financial liabilities are measured at fair value minus transaction costs that are directly attributable to the acquisition. After initial recognition, other financial liabilities are measured at amortized cost, and its interest expense is recognized, using the effective interest method.
When an asset is sold under repurchase agreement, the Group continues to recognize the asset with the amount sold being accounted for as borrowings. The Group derecognizes a financial liability from the consolidated statement of financial position only when it is extinguished (i.e., when the obligation specified in the contract is discharged, canceled or expires).

Insurance Contracts
3.14 Insurance Contracts
KB Insurance Co., Ltd. and KB Life Insurance Co., Ltd. the subsidiaries of the Group, issue insurance contracts. The Group accounts for these contracts by applying IFRS No.17.
3.14.1 Definition and classification of insurance contracts
Insurance contract is defined as a contract under which one party (the issuer) accepts significant insurance risk from another party (the policyholder) by agreeing to compensate the policyholder if a specified uncertain future event (the insured event) adversely affects the policyholder. This assessment is carried out for each contract individually at the date of inception. The Group determined that the insurance risk related to the contract is significant if the issuer has to pay significant additional benefits in any scenario that has commercial substance, even if the insured event is extremely unlikely, or even if the expected present value of the contingent cash flows is a small proportion of the expected present value of the remaining cash flows from the insurance contract.
The Group issues insurance contracts that contain participation features, allowing policyholders to participate in the investment returns of the Group, in addition to being compensated for insurance risks. Contracts with participation features are classified as insurance contracts with direct participation features if they meet the following criteria. At the beginning of an insurance contract, the Group evaluates whether the contract meets the following criteria.

•	The contractual terms specify that the policyholder participates in a share of a clearly identified pool of underlying items

•	The Group expects to pay to the policyholder an amount equal to a substantial share of the fair value returns on the underlying items

•	the Group expects a substantial proportion of any change in the amounts to be paid to the policyholder to vary with the change in fair value of the underlying items
Furthermore, the Group issues investment contracts with discretionary participation features, which are associated with groups of assets identical to those of insurance contracts and share similar economic characteristics with insurance contracts.
3.14.2 Level of aggregation
The Group identifies portfolios by aggregating insurance contracts subject to similar risks and managed together. Each portfolio is segmented into groups of insurance contracts applying the recognition and measurement requirements of IFRS No.17. The Group distinguishes insurance contracts based on their issuance date at initial recognition. A cohort consists of contracts issued within a
12-month
period and is further segmented into three groups based on the possibility of becoming onerous.

•	a group of contracts that are onerous at initial recognition

•	a group of contracts that at initial recognition have no significant possibility of becoming onerous subsequently

•	a group of the remaining contracts in the portfolio
The possibility of insurance contracts, at the lowest level of group of contracts, becoming onerous is determined based on the expected cash flows (fulfillment cash flow decided based on probability weighting) at initial recognition. The Group does not reassess the composition of the groups decided at the initial recognition date subsequently.
3.14.3 Recognition
The group recognizes a group of insurance contracts it issues from the earliest of the following:

•	the beginning of the coverage period of the group of contracts

•	the date when the first payment from a policyholder in the group becomes due

•	for a group of onerous contracts, when the group becomes onerous.
The group delays the recognition of a group of reinsurance contracts held that provide proportionate coverage until the date that any underlying insurance contract is initially recognized, if that date is later than the beginning of the coverage period of the group of reinsurance contracts held.
The group recognizes investment contracts with discretionary participation features at the date the Group becomes a party to the contract.
3.14.4 Contract boundary
Measurement of group of contracts includes all future cash flows within the contract boundaries. The Group decides that cash flows are within the boundary of an insurance contract if they arise from substantive rights and obligations that exist during the reporting period in which the entity can compel the policyholder to pay the premiums or in which the entity has a substantive obligation to provide the policyholder with insurance contract services.
A substantive obligation to provide insurance contract services ends when:

•	The Group has the practical ability to reassess the risks of the particular policyholder and, as a result, can set a price or level of benefits that fully reflects those risks

•
The Group has the practical ability to reassess the risks of the portfolio of insurance contracts that contains the contract and, as a result, can set a price or level of benefits that fully reflects the risk of that portfolio; and the pricing of the premiums up to the date when the risks are reassessed does not take into account the risks that relate to periods after the reassessment date.

The Group evaluates contract boundaries at initial recognition and each subsequent reporting date to reflect changes in circumstances affecting substantive rights and obligations.
3.14.5 Measurement: Insurance contracts not applying the premium allocation approach
3.14.5.1 Measurement on initial recognition
The group measures group of contracts as the sum of the fulfillment cash flows and the contractual service margin at the initial measurement. Fulfillment cash flows comprise estimates of future cash flows, an adjustment to reflect the time value of money and the financial risks related to the future cash flows, and a risk adjustment for non-financial
risk.

Estimates of future cash flows is calculated by the probability-weighted average of all possible outcomes using all reasonable and supportable information available without undue cost or effort, considering both market and non-market
variables, for cash flows within the contract boundary. The Group updates the estimates using all new information available, including information about past trends and evidence.
The risk adjustment for
non-financial
risk represents a liability that reflects the compensation that the insurer requires for bearing the uncertainty about the amounts and timing of cash flows arising from non-financial
risk.
Non-financial
risks that are the subject of risk adjustment include insurance risk and other non-financial
risks (such as lapse risk and expense risk). The Group calculates the risk adjustment for non-financial
risk using techniques such as the confidence level method and the cost of capital method. The Group calculates the risk adjustment for non-financial
risk at the level of the company, and after considering diversification effects, allocates it to individual groups of insurance contracts.
Contractual service margin represents the unearned profit the entity will recognize as it provides insurance contract services in the future. The group measures the contractual service margin on initial recognition of a group of insurance contracts at an amount that results in no income or expenses if the fulfillment cash flows at the initial recognition are net inflows. On the other hand, if the fulfillment cash flows are net outflow at the initial recognition, the Group classifies the group of contracts as an onerous group, recognizes the expected net outflow as an expense and manages loss component for subsequent measurement.
3.14.5.2 Subsequent measurement of the general measurement model
At the end of each reporting period, the carrying amount of group of contracts is the sum of estimated liability for incurred claims and liability for remaining coverage. Liability for remaining coverage comprises contractual service margin and expected fulfillment cash flows related to future services allocated to the group of contracts at the end of the reporting period. Liability for incurred claims comprises unpaid claims and insurance expenses, including reported but not yet paid claims, incurred but not reported claims, and dividends payable according to supervisory regulations.
The Group updates the fulfillment cash flows of both liability for incurred claims and liability for remaining coverage at each reporting date to reflect current estimates of the amounts, timing, and uncertainty of future cash flows, considering not only discount rates and other financial variables but also non-financial
risk.
Experience adjustments is the differences between the following:

•
The estimated expected cash flows at the beginning of reporting period and the actual cash flows received during the reporting period (including premiums received, cash flows related to insurance acquisition, and premium taxes paid)

•	The estimated expected cash flows at the beginning of reporting period and the actual insurance service expenses incurred during the reporting period (excluding insurance acquisition costs)
Experience adjustments related to current or past services are recognized in profit or loss. For incurred claims (including those that have been incurred but not reported) and other incurred insurance service expenses, experience adjustments are always related to current or past services and are included as part of insurance service expenses in profit or loss. Changes in fulfillment cash flows related to future services are included in liability for remaining coverage by adjusting contractual service margin.
For insurance contracts without direct participation features, the carrying amount of the contractual service margin of a group of contracts at the end of the reporting period equals the carrying amount at the start of the reporting period adjusted for:

•	the effect of any new contracts added to the group

•	interest accreted on the carrying amount of the contractual service margin during the reporting period, measured at the discount rates determined at initial recognition

•	the changes in fulfillment cash flows relating to future service, except to the extent that:

(i)	such increases in the fulfillment cash flows exceed the carrying amount of the contractual service margin, giving rise to a loss

(ii)	such decreases in the fulfillment cash flows are allocated to the loss component of the liability for remaining coverage

•	the effect of any currency exchange differences on the contractual service margin

•
the amount recognized as insurance revenue because of the transfer of insurance contract services in the period, determined by the allocation of the contractual service margin remaining at the end of the reporting period.

When fulfillment cash flows related to future services increase additionally, the cash flows result in an increase in the loss component of the group of contracts, and the increased loss component is recognized in profit or loss when the cash flows occur. Subsequently, decreases in fulfillment cash flows related to future services do not adjust contractual service margin until the loss component is fully recovered through profit or loss.
3.14.5.3 Subsequent Measurement of the Variable Fee Approach
The Group issues insurance contracts with direct participation features that provide significant investment-related services. Except for the following, the Group applies the same accounting policy for measuring insurance contracts under the variable fee approach as for measuring insurance contracts under the general measurement model.
For insurance contracts with direct participation features, the carrying amount of the contractual service margin of a group of contracts at the end of the reporting period equals the carrying amount at the start of the reporting period adjusted for the amounts specified below:

•	the effect of any new contracts added to the group

•	the change in the amount of the Group’s share of the fair value of the underlying items except to the extent that

(i)	The amount of contractual service margin recognized in profit or loss due to the offsetting effect of risk mitigation instruments

(ii)	the decrease in the amount of the Group’s share of the fair value of the underlying items exceeding the carrying amount of the contractual service margin, giving rise to a loss

(iii)	the increase in the amount of the Group’s share of the fair value of the underlying items that causes reversal of loss component of an onerous group

•	the changes in fulfillment cash flows relating to future service, except to the extent that:

(i)	The amount of contractual service margin recognized in profit or loss due to the offsetting effect of risk mitigation instruments

(ii)	The increases in the fulfillment cash flows that exceeds the carrying amount of the contractual service margin, giving rise to a loss

(iii)	The decreases in the fulfillment cash flows that causes reversal of loss component of an onerous group

•	the effect of any currency exchange differences arising on the contractual service margin

•
the amount recognized as insurance revenue because of the transfer of insurance contract services in the period, determined by the allocation of the contractual service margin remaining at the end of the reporting period (before any allocation) over the current and remaining coverage period

All adjustments to contractual service margins are measured, considering the present value of currency, which is currently measured, taking into account all financial variables that affect the fair value gains arising from the underlying items. When applying the variable fee approach, the changes in the fulfillment cash flows adjusting the contractual service margin is composed of changes in the Group’s share of the fair value of the underlying items and the changes in the fulfillment cash flows that do not vary based on returns on the underlying items. the changes in the fulfillment cash flows that do not vary based on returns on the underlying items are as follows:

•	changes in the effect of currency risk and the effect of financial risk not arising from underlying items, such as the impact of financial guarantees

•	experience adjustments arising from premiums received during the period related to future services

•	changes in estimated future cash flows of liability for remaining coverage

•	differences in the payment timing of investment components

•	changes in risk adjustment for non-financial risk related to future services
3.14.5.4 Reinsurance contract
The Group applies the same accounting policy for measuring reinsurance contracts as for measuring insurance contracts, except for the following.
The Group includes all effects of risks related to the reinsurer’s default (including effects from security and losses due to disputes) when measuring the reinsurance contract group. The Group remeasures the effects of the reinsurer’s default risk at the end of each reporting period and recognizes the changes in the effects of default risk in profit or loss. The Group calculates the risk adjustment for non-financial
risks to reflect the risks transferred to the reinsurer. Reinsurance contracts are not classified as onerous groups and do not recognize in profit or loss the expected outflows at the initial recognition, even if the fulfillment cash flows at initial recognition are outflows, considering the nature of reinsurance. However, if the net cost of purchasing reinsurance coverage is related to events that have occurred before the reinsurance contract is purchased, such costs are recognized as expenses immediately.
3.14.5.5 Insurance revenue
The Group recognizes insurance revenue as the amount the Group expects to be entitled in exchange for provision of services arising from group of insurance contracts. Total insurance revenue for group of contracts is the amount received in premiums for the contracts, adjusted for financial effects and excluding all investment elements.
The amount of contractual service margin recognized as insurance revenue during the reporting period is determined by allocating the unamortized contractual service margin at the end of the reporting period for each unit of coverage provided during the reporting period and expected to be provided in the future. The number of coverage units in a group of contracts is the quantity of insurance contract services provided from insurance contracts within the group, and is determined based on the number of benefits provided and the expected duration of coverage under each contract.
Insurance acquisition cash flows are systematically allocated over each reporting period, recognized in equal amounts of insurance revenue and insurance expenses.

Loss component is allocated systematically, and the total amount allocated to the loss component becomes zero by the end of the coverage period of group of contracts. The portion of the allocated loss component for the reporting period is excluded from recognition in both insurance revenue and insurance expenses.
3.14.5.6 Insurance finance income or expenses
Insurance finance income consists of changes in the carrying amount of the groups of insurance contracts and reinsurance contracts arising from the effect of the time value of money and financial risk. The Group decides whether to disaggregate insurance finance income or expenses for the period between profit or loss and other comprehensive income for each portfolio. Systematic allocation involves allocating the expected total insurance finance income or expenses over the duration of the group of contracts, and recognizing the portion attributed to the reporting period in profit or loss and the remaining portion in other comprehensive income.
For insurance contracts where changes in financial risk related assumptions significantly impact the amounts paid to policyholders, the Group uses a single discount rate to allocate the modified expected insurance finance income or expenses for the remaining coverage period of the group of contracts. Otherwise, the Group calculates insurance finance income or expenses using the discount rate determined at the date of initial recognition.
Insurance finance income or expenses arising from contractual service margin is systematically allocated using the discount rate determined at the date of initial recognition.
When the Group transfers insurance contracts to a third party or derecognize them due to changes in insurance contract terms, the accumulated other comprehensive income related to those insurance contracts is reclassified to profit or loss.
3.14.5.7 Reinsurance revenue and expenses
The Group recognizes separately the amounts recovered from reinsurers and the allocation of reinsurance premiums paid in reinsurance contracts. Changes in the carrying amount of reinsurance assets for remaining coverage resulting from the reinsurance services received are recognized as reinsurance expenses, while amounts recovered from reinsurers are recognized as reinsurance income.
3.14.6 Premium allocation approach
3.14.6.1 Underlying insurance
For general insurance and automobile insurance, if the coverage period of each contract within the group of contracts (including insurance contract services within the contract boundary) is less than one year or if the premium allocation approach is reasonably expected to measure the liability for remaining coverage for the group without significant differences from the application of the general model requirements, the premium allocation approach is applied to simplify the measurement of the group of insurance contracts.
The carrying amount of the liability for remaining coverage at the time of initial recognition of each group of contract is calculated by deducting the insurance acquisition cash flows allocated to the group of insurance at the acquisition date from the premium receipts at the time of initial recognition, and adding or subtracting the amount resulting from removing previously recognized assets or liabilities for cash flows related to the group of contract at the time of initial recognition.
Subsequently, the carrying amount of the liability for remaining coverage is calculated by adding the received premiums and the amortization of the insurance acquisition cash flows, and deducting the insurance acquisition cash flows and the amount recognized as insurance revenue for services provided. However, if the insurance acquisition cash flows recognized as expenses when it incurs those costs because the coverage period of each contract in the group at initial recognition is no more than one year, the insurance acquisition cash flow is not considered for calculating the liability for remaining coverage.
If at any time during the coverage period, facts and circumstances indicate that a group of insurance contracts is onerous, the difference between the carrying amount of the liability for remaining coverage and the current estimate of the fulfillment cash flows related is calculated, added to the liability for remaining coverage, and recognized as a loss in profit or loss.
The Group determines that the liability for remaining coverage subject to the insurance premium allocation approach do not have significant financial elements, and therefore does not adjust the carrying amount of the liability for remaining coverage for reflecting the effect of the time value of money and financial risk.
3.14.6.2 Reinsurance
The Group applies the same accounting policy for measuring reinsurance contracts applying the premium allocation approach (general reinsurance, automobile reinsurance, and long-term non-proportional
reinsurance) as for measuring insurance contracts with the exception of the following:
The Group includes all effects of risks related to the reinsurer’s default (including effects from security and losses due to disputes) when measuring the reinsurance contract group. The Group remeasures the effects of the reinsurer’s default risk at the end of each reporting period and recognizes the changes in the effects of default risk in profit or loss. Reinsurance contracts are not classified as onerous groups and do not recognize in profit or loss the expected outflows at the initial recognition, even if the fulfillment cash flows at initial recognition are outflows, considering the nature of reinsurance. However, if the net cost of purchasing reinsurance coverage is related to events that have occurred before the reinsurance contract is purchased, such costs are recognized as expenses immediately.
3.14.7 Modification and derecognition
The Group derecognizes an insurance contract when the insurance contract is extinguished because of reasons such as obligation specified in the insurance contract having been expired, discharged or canceled. Additionally, if the conditions of the contract have changed to such an extent that the accounting treatment of the contract would have been significantly different had the new conditions existed from the beginning, the Group derecognizes the existing contract and recognizes it as a new contract. If the change in contract conditions is not significant, the Group accounts for it as a change in the estimate of fulfillment cash flows.

Provisions
3.15 Provisions
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Inevitable risks and uncertainties surrounding related events and circumstances are considered in measuring the best estimate of the provisions, and where the effect of the time value of money is material, the amount of provisions is the present value of the expenditures expected to be required to settle the obligation.
Provisions for confirmed and unconfirmed acceptances and guarantees, and unused credit lines of consumer and corporate loans are recognized using a valuation model that applies the credit conversion factor, PD, and LGD.
Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provisions are reversed.

An onerous contract is a contract in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. The unavoidable costs under a contract reflect the least net cost of exiting from the contract, which is the lower of the cost of fulfilling it and any compensation or penalties arising from failure to fulfill it. If the Group has a contract that is onerous, the present obligation under the contract is recognized and measured as provisions.

Financial Guarantee Contracts
3.16 Financial Guarantee Contracts
Financial guarantee contracts require the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payments when due in accordance with the original or modified terms of a debt instrument.
Financial guarantee contracts are initially recognized at fair value and classified as other liabilities and are amortized over the contractual term. After initial recognition, financial guarantee contracts are measured at the higher of:

•	The amount determined in accordance with IFRS No.09 Financial Instruments and

•	The amount initially recognized less, when appropriate, the cumulative amount of income recognized in accordance with IFRS No.15 Revenue from Contracts with Customers.

Equity Instrument Issued by the Group
3.17 Equity Instrument Issued by the Group
An equity instrument is any contract or agreement that evidences a residual interest in the assets of an entity after deducting all of its liabilities.
3.17.1 Ordinary shares
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or the exercise of stock option are deducted from the equity, net of any tax effects.
3.17.2 Hybrid securities
The financial instruments can be classified as either financial liabilities or equity in accordance with the terms of the contract. The Group classifies hybrid securities as an equity if the Group has the unconditional right to avoid any contractual obligation to deliver cash or another financial asset in relation to the financial instruments. However, hybrid securities issued by subsidiaries are classified as non-controlling
interests, dividends are recognized in the consolidated statement of comprehensive income as profit attributable to non-controlling
interests.
3.17.3 Treasury shares
If the Group acquires its own equity instruments, these are accounted for as treasury shares and are deducted directly from equity. No gains or losses are recognized in profit or loss on the purchase, sale, issue or retirement of own equity instruments. If an entity within the Group acquires and retains treasury shares, the consideration paid or received is directly recognized in equity.
3.17.4 Compound financial instruments
A compound financial instrument is classified as a financial liability or an equity instrument depending on the substance of the contractual arrangement of such financial instrument. The liability component of the compound financial instrument is measured at fair value of the similar liability without conversion option at initial recognition and subsequently measured at amortized cost using effective interest method until it is extinguished by conversion or matured. Equity component is initially measured at fair value of compound financial instrument in its entirety less fair value of liability component net of tax effect, and it is not remeasured subsequently.

Revenue Recognition
3.18 Revenue Recognition
The Group recognizes revenues in accordance with the following steps determined in accordance with IFRS No.15
Revenue from Contracts with Customers
.

•	Step 1: Identify the contract with a customer.

•	Step 2: Identify the performance obligations in the contract.

•	Step 3: Determine the transaction price.

•	Step 4: Allocate the transaction price to the performance obligations in the contract.

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.
3.18.1 Interest income and expense
Interest income and expense on debt securities at fair value through profit or loss (excluding beneficiary certificates, equity investments, and other debt instruments), loans, financial instruments at amortized cost, and debt securities at fair value through other comprehensive income are recognized in the consolidated statement of comprehensive income using the effective interest method in accordance with IFRS No.09
Financial Instruments
. The effective interest method is a method of calculating the amortized cost of a financial asset or a financial liability and allocating the interest income or interest expense over the relevant period.
The effective interest rate is the rate that exactly discounts estimated future cash receipts or payments through the expected life of the financial instrument or, where appropriate, a shorter period, to the gross carrying amount of a financial asset or to the amortized cost of a financial liability. When calculating the effective interest rate, the Group estimates expected cash flows by considering all contractual terms of the financial instrument but does not consider expected credit losses. The calculation includes all fees and points paid (main components of effective interest rate only) or received between parties to the contract that are an integral part of the effective interest rate, transaction costs, and all other premiums or discounts. In those rare cases when it is not possible to reliably estimate the cash flows and the expected life of a financial instrument, the Group uses the contractual cash flows over the full contractual term of the financial instrument.
Interest income on impaired financial assets is recognized using the interest rate used to discount the expected cash flows for the purpose of measuring the impairment loss.
Interest income on debt securities at fair value through profit or loss is also classified as interest income in the consolidated statement of comprehensive income.
3.18.2 Fee and commission income
The Group recognizes financial service fees in accordance with the purpose of charging the fees and the accounting standards of the financial instrument related to the fees earned.
3.18.2.1 Fees that are an integral part of the effective interest of a financial instrument
Such fees are generally treated as adjustments of effective interest rate. Such fees may include compensation for activities such as evaluating the borrower’s financial condition, evaluating and recording guarantees, collateral and other security arrangements, negotiating the terms of the instrument, preparing and processing documents, and closing the transaction and origination fees received on issuing financial liabilities at amortized cost. However, fees relating to the creation or acquisition of a financial instrument at fair value through profit or loss are recognized as revenue immediately.

3.18.2.2 Fees related to performance obligations satisfied over time
If the control of a good or service is transferred over time, the Group recognizes revenue related to performance obligations over the period of performance obligations. Fees charged in return for the services for a certain period of time, such as asset management fees, consignment business fees, etc. are recognized over the period of performance obligations.
3.18.2.3 Fees related to performance obligations satisfied at a point in time
Fees earned at a point in time are recognized as revenue when a customer obtains controls of a promised good or service and the Group satisfies a performance obligation.
Commission on negotiation or participation in negotiation for the third party such as trading stocks or other securities, arranging merger and acquisition of business, is recognized as revenue when the transaction has been completed.
If the Group arranges a syndicated loan but does not participate in the syndicated loan or participates in the syndicated loan with the same effective profit as other participants, a syndication arrangement fee is recognized as revenue at the completion of the syndication service.
3.18.3 Net gains or losses on financial instruments at fair value through profit or loss
Net gains or losses on financial instruments at fair value through profit or loss (including changes in fair value, dividends, and gains or losses from foreign currency translation) include gains or losses on financial instruments as follows:

•	Gains or losses relating to financial instruments at fair value through profit or loss (excluding interest income using the effective interest rate method)

•	Gains or losses relating to derivative financial instruments for trading (including derivative financial instruments for hedging purpose but do not qualify for hedge accounting)
3.18.4 Dividend income
Dividend income is recognized in profit or loss when the right to receive payment is established. Dividend income is recognized as net gains or losses on financial instruments at fair value through profit or loss or other operating income depending on the classification of equity securities.

Employee Compensation and Benefits
3.19 Employee Compensation and Benefits
3.19.1 Post-employment benefits
3.19.1.1 Defined contribution plans
When an employee has rendered service to the Group during a period, the Group recognizes the contribution payable to a defined contribution plan in exchange for that service as post-employment benefits for the period.
3.19.1.2 Defined benefit plans
All post-employment benefits, other than defined contribution plans, are classified as defined benefit plans. The amount recognized as a net defined benefit liability is the present value of the defined benefit obligation less the fair value of plan assets at the end of the reporting period.
The present value of the defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The rate used to discount post-employment benefit obligations is determined by reference to market yields at the end of the reporting period on high quality corporate bonds. The currency and term of the corporate bonds are consistent with the currency and estimated term of the post-employment benefit obligations. Actuarial gains and losses resulted from changes in actuarial assumptions and experience adjustments are recognized in other comprehensive income.
When the present value of the defined benefit obligation minus the fair value of plan assets results in an asset, it is recognized to the extent of the present value of any economic benefits available in the form of refunds from the plan or reductions in future contributions to the plan.
Past service cost is the change in the present value of the defined benefit obligation for employee service in prior periods, resulting from the introduction or changes to a defined benefit plan. Such past service cost is immediately recognized as an expense for the period.
3.19.2 Short-term employee benefits
Short-term employee benefits are employee benefits that are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related service. When an employee has rendered service to the Group during an accounting period, the Group recognizes the undiscounted amount of short-term employee benefits expected to be paid in exchange for that service as an expense for the period.
The expected cost of profit-sharing and bonus payments is recognized as liabilities when the Group has a present legal or constructive obligation to make payments as a result of past events, such as service rendered by employees, and a reliable estimate of the obligation can be made.
3.19.3 Share-based payment
The Group provides its executives and employees with stock grants, mileage stock, and long-term share-based payments programs. When stock grants are exercised, the Group can either select to distribute newly issued shares or treasury shares or compensate in cash based on the share price. When mileage stock and long-term share-based payments are exercised, the Group pays the amount equivalent to share price of KB Financial Group Inc. in cash.
For a share-based payment transaction in which the terms of the arrangement provide the Group with the choice of whether to settle in cash or by issuing equity instruments, the Group accounts for the transaction in accordance with the requirements applying to cash-settled share-based payment transactions because the Group determines that it has a present obligation to settle in cash based on a past practice and a stated policy of settling in cash. Therefore, the Group measures the liability incurred as consideration for the service received at fair value and recognizes related expense and accrued expense over the vesting periods. For mileage stock and long-term share-based payments program, the Group accounts for the transaction in accordance with the requirements applying to cash-settled share-based payment transactions, which are recognized as expense and accrued expenses at the time of vesting.
Until the liability is settled, the Group remeasures the fair value of the liability at the end of each reporting period and at the date of settlement, with any changes in fair value recognized in profit or loss as share-based payments.
3.19.4 Termination benefits
Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or an employee’s decision to accept an offer of benefits in exchange for the termination of employment. The Group recognizes a liability and expense for termination benefits at the earlier of the following dates; when the Group can no longer withdraw the offer of those benefits and when the Group recognizes costs for a restructuring that is within the scope of IAS No.37 and involves the payment of termination benefits. If the termination benefits are not expected to be settled wholly before twelve months after the end of the annual reporting period, then the termination benefits are discounted to present value.

Income Tax Expense
3.20 Income Tax Expense
Income tax expense comprises current tax expense and deferred income tax expense. Current and deferred income tax are recognized as income or expense and included in profit or loss for the period, except to the extent that the tax arises from (a) a transaction or event which is recognized, in the same or a different period, outside profit or loss, either in other comprehensive income or directly in equity and (b) a business combination.
3.20.1 Current income tax
Current income tax is the amount of income tax payable (recoverable) in respect of the taxable profit (tax loss) for a period. A difference between the taxable profit and accounting profit may arise when income or expense is included in accounting profit in one period but is included in taxable profit in a different period. Differences may also arise if there is revenue that is exempt from taxation, or expense that is not deductible in determining taxable profit (loss). Current income tax liabilities for the current and prior periods are measured using the tax rates that have been enacted or substantively enacted by the end of the reporting period.
The Group offsets current income tax assets and current income tax liabilities if, and only if, the Group (a) has a legally enforceable right to set off the recognized amounts and (b) intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.
3.20.2 Deferred income tax
Deferred income tax is recognized, using the asset-liability method, on temporary differences arising between the tax-based
amount of assets and liabilities and their carrying amount in the financial statements. Deferred income tax liabilities are recognized for all taxable temporary differences and deferred income tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be utilized. However, deferred income tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred income tax assets and liabilities are not recognized if they arise from the initial recognition of an asset or liability in a transaction that is not a business combination, and at the time of the transaction, affects neither accounting nor taxable profit or loss.
The Group recognizes a deferred income tax liability for all taxable temporary differences associated with investments in subsidiaries, associates, and joint ventures, except to the extent that the Group is able to control the timing of the reversal of the temporary difference, and it is probable that the temporary difference will not reverse in the foreseeable future.
The carrying amount of a deferred income tax asset is reviewed at the end of each reporting period. The Group reduces the carrying amount of a deferred income tax asset to the extent that it is no longer probable that sufficient taxable profit will be available to allow the benefit of part or all of that deferred income tax asset to be utilized.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred income tax liabilities and deferred income tax assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
The Group offsets deferred income tax assets and deferred income tax liabilities if, and only if the Group has a legally enforceable right to set off current income tax assets against current income tax liabilities and the deferred income tax assets and the deferred income tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current income tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred income tax liabilities or assets are expected to be settled or recovered.
3.20.3 Uncertain tax positions
Uncertain tax positions arise from tax treatments applied by the Group which may be challenged by the tax authorities due to the complexity of the transaction or different interpretation of the tax laws, such as a claim for rectification, a claim for a refund related to additional tax or a tax investigation by the tax authorities. The Group recognizes its uncertain tax positions in the consolidated financial statements in accordance with IAS No.12 and IFRIC No.23. The income tax asset is recognized if a tax refund is probable for taxes levied by the tax authority, and the amount to be paid as a result of the tax investigation and others is recognized as the current tax payable. However, penalty tax and additional refund on tax are regarded as penalty or interest and are accounted for in accordance with IAS No.37.
3.20.4 Global minimum tax
The Group is subject to the global minimum tax under Pillar 2 legislation and has applied the exemption from recognizing and disclosing related deferred tax.

Earnings per Share
3.21 Earnings per Share
The Group calculates basic earnings per share amounts and diluted earnings per share amounts for profit or loss attributable to ordinary equity holders of the Parent Company and presents them in the consolidated statement of comprehensive income. Basic earnings per share is calculated by dividing profit or loss attributable to ordinary equity holders of the Parent Company by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is calculated by adjusting the profit or loss attributable to ordinary equity holders of the Parent Company and weighted average number of shares outstanding, taking into account all potential dilution effects, such as exchangeable bonds and share-based payments given to employees.

Lease
3.22 Lease
The Group as a lessor recognizes lease payments from operating leases as income on a straight-line basis over the lease term. Initial direct costs incurred in obtaining an operating lease are added to the carrying amount of the underlying asset and recognized as expense over the lease term on the same basis as lease income. The respective leased assets are included in the consolidated statement of financial position based on their nature.
A lessee is required to recognize a
right-of-use
asset (lease assets) representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. Assets and liabilities arising from a lease are initially measured at the present value.

Lease liabilities include the net present value of the following lease payments:

•	Fixed payments (including in-substance fixed payments), less any lease incentives receivable

•	Variable lease payments that depend on an index or a rate

•	Amounts expected to be payable by the lessee under residual value guarantees

•	The exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and

•	Payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease
The lease payments are discounted using the interest rate implicit in the lease if that rate can be readily determined. If that rate cannot be readily determined, the lessee’s incremental borrowing rate is used, which is the rate of interest that a lessee would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use
asset in a similar economic environment.
Right-of-use
assets are measured at cost comprising the following:

•	The amount of the initial measurement of the lease liability

•	Any lease payments made at or before the commencement date, less any lease incentives received

•	Any initial direct costs incurred by the lessee, and

•	An estimate of restoration costs
However, the Group can elect not to apply the requirements of IFRS No.16 to short-term lease (lease that, at the commencement date, has a lease term of 12 months or less) and leases for which the underlying asset is of low value (for example, underlying leased asset under USD 5,000).
The
right-of-use
asset is depreciated from the commencement date to the earlier of the end of the useful life of the right-of-use
asset or the end of the lease term.
For sale and leaseback transactions, the Group applies the requirements of IFRS No.15
Revenue from Contracts with
Customers
, to determine whether the transfer of an asset is accounted for as a sale of that asset.

Operating Segments
3.23 Operating Segments
The Group identifies its operating segments based on internal reports which are regularly reviewed by the chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance.
Segment information includes items which are directly attributable and can be allocated to the segment on a reasonable basis.

United States dollar amounts
3.24 United States dollar amounts
The Group operates primarily in Korea and its official accounting records are maintained in Korean won. The U.S. dollar amounts are provided herein as supplementary information solely for the convenience of the reader. Korean won amounts are expressed in U.S. dollars at the rate of ￦
1,444.6 to U.S. $1.00, the U.S. Federal Reserve Bank of New York buying exchange rate in effect at noon, December 31, 202
5
. Such convenience translation into US dollars should not be construed as representations that the Korean won amounts have been, co uld h
ave been, or could in the future be, converted at this or any other rate of exchange.